Group statement of comprehensive income - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Statement of comprehensive income [abstract]
Profit for the period	£ 1,144	£ 881
Items that will not be reclassified to the income statement
Remeasurements of the net pension obligation	(292)	(4)
Tax on pension remeasurements	58	17
Items that have been or may be reclassified subsequently to the income statement
Exchange differences on translation of foreign operations	74	(115)
Fair value movements on available-for-sale assets	5	4
Fair value movements on cash flow hedges:
- net fair value (losses) gains	477	(49)
- recognised in income and expense	(293)	78
Movement on cost of hedging reserve	(90)
Tax on components of other comprehensive income that have been or may be reclassified	(30)	(9)
Other comprehensive profit (loss) for the period, net of tax	(91)	(78)
Total comprehensive income for the period	£ 1,053	£ 803